Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments
Derivative financial instruments, current assets	$ 4,100	$ 596
Derivative financial instruments, non-current assets	5,122	1,913
Derivative financial assets	9,222	2,509
Derivative financial instruments, current liability	4,494	25,518
Derivative financial instruments, non-current liability	7,635	28,694
Derivative financial liabilities	12,129	54,212
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets		2,418
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets	8,975
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	247	91
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial liabilities	8,688
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	291	53,192
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 3,150	$ 1,020